UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         July 10, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         44
Form 13F Information Table Value Total:   $136,121
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                    OF               VALUE   SHRS OR            INVESTMENT         VOTING AUTHORITY
NAME OF ISSUER                     CLASS   CUSIP   (X$1000)  PRN AMT   SH/ PRN  DISCRETION   SOLE   SHARED   NONE
PEPSICO INCORPORATED              COM    713448108      7694   140,000   SH        SOLE                     140,000
EXXON MOBIL CORPORATION           COM    30231G102      6921    99,000   SH        SOLE                      99,000
SCHLUMBERGER LTD                  COM    806857108      6872   127,000   SH        SOLE                     127,000
INTERNATIONAL BUSINESS MACHINE    COM    459200101      5962    57,100   SH        SOLE                      57,100
BHP BILLITON LTD - SPON ADR       ADR    088606108      5836   106,640   SH        SOLE                     106,640
3M COMPANY                        COM    88579Y101      5529    92,000   SH        SOLE                      92,000
MICROSOFT CORP.                   COM    594918104      5229   220,000   SH        SOLE                     220,000
UNION PACIFIC CORPORATION         COM    907818108      5163    99,180   SH        SOLE                      99,180
WAL-MART STORES                   COM    931142103      4882   100,784   SH        SOLE                     100,784
BERKSHIRE HATHAWAY                COM    084670108      4500        50   SH        SOLE                          50
CATERPILLAR TRACTOR CO            COM    149123101      4221   127,755   SH        SOLE                     127,755
ROYAL DUTCH SHELL PLC - ADR A     ADR    780259206      4015    80,000   SH        SOLE                      80,000
TARGET CORP                       COM    87612E106      3947   100,000   SH        SOLE                     100,000
INTEL CORP                        COM    458140100      3922   237,000   SH        SOLE                     237,000
ABBOTT LABS                       COM    002824100      3904    83,000   SH        SOLE                      83,000
EMERSON ELECTRIC CO               COM    291011104      3888   120,000   SH        SOLE                     120,000
BP P.L.C.                         ADR    055622104      3312    69,466   SH        SOLE                      69,466
KIMBERLY CLARK CORPORATION        COM    494368103      3282    62,600   SH        SOLE                      62,600
CISCO SYSTEMS INC                 COM    17275R102      3232   173,300   SH        SOLE                     173,300
ORACLE CORP                       COM    68389X105      2977   139,000   SH        SOLE                     139,000
SPDR TRUST SERIES 1               COM    78462F103      2942    32,000   SH        SOLE                      32,000
ILLINOIS TOOL WORKS               COM    452308109      2838    76,000   SH        SOLE                      76,000
BRISTOL-MYERS SQUIBB CO           COM    110122108      2437   120,000   SH        SOLE                     120,000
GENERAL ELECTRIC COMPANY          COM    369604103      2274   194,000   SH        SOLE                     194,000
LOWE'S CORP                       COM    548661107      2252   116,000   SH        SOLE                     116,000
AMETEK INC                        COM    031100100      2141    61,900   SH        SOLE                      61,900
HOSPIRA INC                       COM    441060100      2045    53,100   SH        SOLE                      53,100
PRAXAIR INC                       COM    74005P104      1926    27,100   SH        SOLE                      27,100
AMERICAN EXPRESS COMPANY          COM    025816109      1789    77,000   SH        SOLE                      77,000
MERCK & CO.                       COM    589331107      1734    62,000   SH        SOLE                      62,000
GLAXOSMITHKLINE PLC               ADR    37733W105      1696    48,000   SH        SOLE                      48,000
PROCTER & GAMBLE CO               COM    742718109      1630    31,900   SH        SOLE                      31,900
AMERIPRISE FINANCIAL INC          COM    03076C106      1602    66,000   SH        SOLE                      66,000
HSBC HOLDINGS PLC-SPONS ADR       ADR    404280406      1458    34,900   SH        SOLE                      34,900
MEDCO HEALTH SOLUTIONS INC        COM    58405U102      1450    31,800   SH        SOLE                      31,800
COVIDIEN LTD                      COM    G2554F105      1389    37,100   SH        SOLE                      37,100
WALGREENS                         COM    931422109      1320    44,900   SH        SOLE                      44,900
JM SMUCKER CO                     COM    832696405      1304    26,800   SH        SOLE                      26,800
MEDTRONIC INC                     COM    585055106      1291    37,000   SH        SOLE                      37,000
ZIMMER HOLDINGS INC               COM    98956P102      1235    29,000   SH        SOLE                      29,000
WEATHERFORD INTERNATIONAL         COM    H27013103      1178    60,200   SH        SOLE                      60,200
DEVRY INC                         COM    251893103      1086    21,700   SH        SOLE                      21,700
BANK OF AMERICA CORP              COM    060505104       998    75,635   SH        SOLE                      75,635
ELECTRONIC ARTS INC               COM    285512109       815    37,500   SH        SOLE                      37,500

GRAND TOTALS                                         136,121 3,635,410



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